General and Administrative Expenses	12 Months Ended
Sep. 30, 2018
General and Administrative Expenses [Abstract]
General and Administrative Expenses
12.	General and Administrative Expenses:

The amount in the accompanying consolidated statement of comprehensive income includes legal, audit and other professional fees and expenses, as well as, the Company's Chief Executive Officer’s compensation of $7,267 and $19,267 which is payable as of September 30, 2017 and 2018, respectively.